DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2017
DEFERRED INCOME RELATING TO GOVERNMENT GRANTS [abstract]
Schedule of deferred income relating to government grants
	2016	2017
	RMB’000	RMB’000

Government grants	106,810	105,754
Others	-	37
Total	106,810	105,791